UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		02/14/2006
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 2,946,370,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
AMR Corp					COM			001765106	72,428 		2,395,900 	x				 				2,395,900
Applied Matls Inc				COM			038222105	309,038 	16,750,000 	x				 				16,750,000
Armstrong  World Inds Inc New			COM			04247X102	14,814 		349,471 	x				 				349,471
ASML Hldg NV					N Y SHS			N07059111	23,815 		966,900 	x				 				966,900
ChipMos Tech Bermuda Ltd			SHS			G2110R106	2,065 		304,100 	x				 				304,100
Cisco Sys Inc					COM			17275R102	95,655 		3,500,000 	x				 				3,500,000
Continental Airls Inc				CL B			210795308	48,469 		1,175,000 	x				 				1,175,000
Ford Mtr Co Del					COM PAR $0.01		345370860	45,060 		6,000,000 	x				 				6,000,000
Ford Mtr Co Del					NOTE 4.250%12/1		345370CF5	37,669 		35,000,000 	x				 				35,000,000
Goodyear Tire & Rubr Co				COM			382550101	178,259 	8,492,553 	x				 				8,492,553
Intel Corp					COM			458140100	15,188 		750,000 	x				 				750,000
International Business Machs			COM			459200101	61,205 		630,000 	x				 				630,000
Isle of Capri Casinos Inc			COM			464592104	2,735 		102,885 	x				 				102,885
Juniper Networks Inc				COM			48203R104	25,096 		1,325,000 	x				 				1,325,000
KLA-Tencor Corp					COM			482480100	44,775 		900,000 	x				 				900,000
Lam Research Corp				COM			512807108	68,337 		1,350,000 	x				 				1,350,000
Massey Energy Corp				COM			576206106	3,701 		159,300 	x				 				159,300
Micron Technology Inc				COM			595112103	253,917 	18,188,931 	x				 				18,188,931
Microsoft Corp					COM			594918104	298,600 	10,000,000 	x				 				10,000,000
Nasdaq 100 Tr					UNIT SER 1		631100104	431,600 	10,000,000 	x				 				10,000,000
Novellus Sys Inc				COM			670008101	3,442 		100,000 	x				 				100,000
NTL Inc New					*W EXP 01/10/201	62941W119	31 		237,059 	x				 				237,059
Oracle Corp					COM			68389X105	514,200 	30,000,000 	x				 				30,000,000
Owens Corning New				COM			690742101	65,412 		2,187,689 	x				 				2,187,689
Owens-Ill Inc					COM NEW			690768403	2,306 		125,000 	x				 				125,000
Penn Natl Gaming Inc				COM			707569109	624 		15,000 		x				 				15,000
Pioneer Cos Inc					COM NEW			723643300	2,543 		88,743 		x				 				88,743
Qimonda AG					SPONSORED ADR		746904101	69,143 		3,948,750 	x				 				3,948,750
RF MicroDevices Inc				COM			749941100	11,066 		1,629,687 	x				 				1,629,687
Semiconductor Hldrs Tr				DEP RCPT		816636203	2,860 		85,000 		x				 				85,000
Symantec Corp					COM			871503108	61,312 		2,940,600 	x				 				2,940,600
Teradyne Inc					COM			880770102	15,708 		1,050,000 	x				 				1,050,000
Texas Instrs Inc				COM			882508104	122,400 	4,250,000 	x				 				4,250,000
UAL Corp					COM NEW			902549807	42,902 		975,040 	x				 				975,040


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